Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets

The following represents the components of the Company’s deferred tax assets and liabilities at December 31, 2023 and 2022 the balances were approximately as follows:

	December 31,
	2023	2022
Sec 174 Cost – Domestic and Foreign	$1,320,000	$1,045,000
Net operating Loss – Federal and State	5,686,000	1,292,000
Share-based compensation	1,345,000	—
Depreciation and amortization	656,000	248,000
Credit – State	65,000	71,000
Other, net	(10,000)	2,000
Total deferred tax asset	9,062,000	2,658,000
Less: Valuation Allowance	(9,062,000)	(2,658,000)
Net deferred tax asset	$—	$—

Schedule of Income Tax Expense Benefit at the Statutory Federal Income Tax Rate

A reconciliation of income tax (expense) benefit at the statutory federal income tax rate and income taxes as reflected in the financial statements are as follows:

	For the years ended December 31,
	2023	2022
Federal tax expense	21.0%	21.0%
State tax expense, net of federal benefit	0.9%	6.7%
Permanent differences	(8.3)%	(1.0)%
Impact from rate change	(1.2)%	—%
Change in valuation allowance	(11.7)%	(28.1)%
Other difference	(0.7)%	1.4%
	0.0%	0.0%